Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	Strategic Funds, Inc.
Central Index Key	0000737520
Amendment Flag	false
Document Creation Date	Apr. 26, 2019
Document Effective Date	May 01, 2019
Prospectus Date	May 01, 2019
Dreyfus Active Midcap Fund | Class A
Prospectus:
Trading Symbol	DNLDX
Dreyfus Active Midcap Fund | Class C
Prospectus:
Trading Symbol	DNLCX
Dreyfus Active Midcap Fund | Class I
Prospectus:
Trading Symbol	DNLRX
Dreyfus Active Midcap Fund | Class Y
Prospectus:
Trading Symbol	DNLYX